Securian Funds Trust

Supplement dated February 18, 2014 to the Statement of Additional Information dated May 1, 2013

The chart which appears on page 58 of the Statement of Additional Information, under the caption “Information Regarding Trust Portfolio Managers — Advantus Capital,” is replaced in its entirety by the following:

PORTFOLIO MANAGER	TYPE OF ACCOUNT	NUMBER OF ACCOUNTS*	TOTAL ASSETS (in millions)*
Matthew K. Richmond	Registered Investment Companies	3	692
	Pooled Investment Vehicles	2	45
	Other Accounts	1	50
Lowell R. Bolken	Registered Investment Companies	4	764
	Pooled Investment Vehicles	2	45
	Other Accounts	4	216
Thomas B. Houghton	Registered Investment Companies	3	1,042
	Pooled Investment Vehicles	3	321
	Other Accounts	11	1,426
David M. Kuplic	Registered Investment Companies	4	109
	Pooled Investment Vehicles	4	5,747
	Other Accounts	5	5,276
David W. Land	Registered Investment Companies	3	1,052
	Pooled Investment Vehicles	2	89
	Other Accounts	9	1,449
Christopher R. Sebald	Registered Investment Companies	4	1,140
	Pooled Investment Vehicles	3	321
	Other Accounts	12	1,597
James P. Seifert	Registered Investment Companies	2	777
	Pooled Investment Vehicles	4	923
	Other Accounts	1	5
Craig M. Stapleton	Registered Investment Companies	5	181
	Pooled Investment Vehicles	0	0
	Other Accounts	17	7,245

*	All information is as of January 31, 2014.